CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	[1]	$ 60,515	$ 55,665	$ 32,504	$ 116,181	$ 92,533
Share of profit of joint ventures and associates		1,114	995	(161)	2,108	693
Interest and other income	[2]				2,590	224
Total revenue and other income		61,764	59,115	32,491	120,879	93,450
Purchases		39,717	34,369	18,093	74,086	61,306
Production and manufacturing expenses		5,162	6,808	5,822	11,970	11,803
Selling, distribution and administrative expenses		3,107	2,462	2,370	5,569	4,763
Research and development		201	166	232	366	475
Exploration		332	285	723	617	1,018
Depreciation, depletion and amortisation	[2]	8,223	5,896	28,089	14,119	35,182
Interest expense		893	892	1,070	1,784	2,188
Total expenditure		57,634	50,878	56,398	108,512	116,735
Income/(loss) before taxation		4,130	8,237	(23,907)	12,367	(23,284)
Taxation charge/(credit)		571	2,453	(5,806)	3,024	(5,160)
Income/(loss) for the period	[1]	3,559	5,784	(18,101)	9,343	(18,124)
Income/(loss) attributable to non-controlling interest		131	124	30	255	31
Income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 3,428	$ 5,660	$ (18,131)	$ 9,087	$ (18,155)
Basic earnings per share ($ per share)	[3]	$ 0.44	$ 0.73	$ (2.33)	$ 1.17	$ (2.33)
Diluted earnings per share ($ per share)	[3]	$ 0.44	$ 0.72	$ (2.33)	$ 1.16	$ (2.33)

[1]	See Note 2 “Segment information”.
[2]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[3]	See Note 3 “Earnings per share”.